Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		116 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000146453
Average Annual Return [Line Items]
Average Annual Return, Percent	21.28%		9.03%			9.47%
C000146455
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		11.31%			14.17%
C000075764
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%		(0.28%)			1.19%
C000183413
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%	6.16%	5.93%
C000075765
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%		5.68%			7.85%
C000173961
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%		0.67%	2.44%
C000116967
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%		0.42%			2.25%
C000027523
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%		2.93%			1.72%
C000173957
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%		8.80%		9.24%
C000075766
Average Annual Return [Line Items]
Average Annual Return, Percent	19.42%		8.53%			9.05%
C000173958
Average Annual Return [Line Items]
Average Annual Return, Percent	25.55%		8.76%		11.56%
C000075767
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%		8.48%			11.14%
C000027542
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%		6.42%			8.54%
C000183414
Average Annual Return [Line Items]
Average Annual Return, Percent	21.08%	11.81%	11.43%
C000075769
Average Annual Return [Line Items]
Average Annual Return, Percent	20.73%		11.15%			12.83%
C000173959
Average Annual Return [Line Items]
Average Annual Return, Percent	17.17%		13.38%		18.49%
C000087885
Average Annual Return [Line Items]
Average Annual Return, Percent	16.93%		13.12%			17.93%
C000173960
Average Annual Return [Line Items]
Average Annual Return, Percent	26.58%		10.87%		11.28%
C000087886
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		10.60%			10.86%
C000048319
Average Annual Return [Line Items]
Average Annual Return, Percent	22.08%		13.13%			15.22%
C000048320
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%		12.85%			14.94%
C000173956
Average Annual Return [Line Items]
Average Annual Return, Percent	37.16%		7.00%		11.03%
C000048313
Average Annual Return [Line Items]
Average Annual Return, Percent	36.89%		6.73%			10.89%
C000027546
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		8.08%			10.87%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%		9.60%			10.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%			15.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		0.08%			1.54%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	14.02%	13.41%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		13.41%			15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		0.08%	1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		0.08%			1.54%
3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%		3.58%			2.33%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%		9.60%		10.05%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%		9.60%			10.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%		15.24%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%			15.06%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		13.41%			15.51%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%	12.38%	11.98%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%		11.98%			13.70%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		12.66%		15.52%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		12.66%			15.30%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		12.66%		15.52%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		12.66%			15.30%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		13.41%			15.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%		15.24%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%			15.06%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		13.41%			15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	0.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		0.08%			1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		0.08%			1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		0.08%			1.54%